FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 10, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total:  1959346(in thousands)

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

                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Advent Software       COM         007974108   11243    924633   SH    SOLE                            924633
Allergan              COM         018490102   52698    772588   SH    SOLE                            772588
Amgen                 COM         031162100   65190   1132755   SH    SOLE                           1132755
Apollo Group          COM         037604105   55073   1103670   SH    SOLE                           1103670
Applied Materials     COM         038222105    1124     89309   SH    SOLE                             89309
BP PLC                SPON ADR    055622104     220      5700   SH    SOLE                              5700
Bed, Bath & Beyond    COM         075896100   43835   1269095   SH    SOLE                           1269095
Capital One Financial COM	  14040H105   62044   2067462   SH    SOLE                           2067462
Cisco Systems         COM         17275R102  107642   8292876   SH    SOLE                           8125637
Dell Computer         COM         247025109  110347   4040531   SH    SOLE                           4040531
Ebay, Inc.            COM         278642103  165045   1934651   SH    SOLE                           1934651
First Data Corp       COM         319963104  119802   3237026   SH    SOLE                           3237026
Genentech Inc.        COM         368710406   55997   1599466   SH    SOLE                           1599466
General Electric      COM         369604103    1152     45171   SH    SOLE                             45171
Harley-Davidson       COM         412822108  127828   3219034   SH    SOLE                           3219034
Intl Business Machs   COM         459200101     349      4450   SH    SOLE                              4450
Intel Corp            COM         458140100    3401    208899   SH    SOLE                            208899
JDS Uniphase          COM         46612J101     100     34920   SH    SOLE                             34920
Johnson & Johnson     COM         478160104   70675   1221268   SH    SOLE                           1221268
Kohls Corp	      COM         500255104   77586   1371254   SH    SOLE                           1371254
Krispy Kreme          COM         501014104   26061    769658   SH    SOLE                            769658
Lowes Companies	      COM         548661107   51118   1252270   SH    SOLE                           1252270
MBNA Corp             COM         55262L950    1647    109426   SH    SOLE                            109426
Medtronic             COM         585055106  103369   2290989   SH    SOLE                           2290989
Microsoft             COM         594918104  125495   5183600   SH    SOLE                           5183600
Moody's Corp          COM         615369105   43327    937219   SH    SOLE                            937219
Pfizer                COM         717081103   60816   1951745   SH    SOLE                           1951745
Price Group           COM         74144T108    1038     38300   SH    SOLE                             38300
Qualcomm              COM         747525103   63869   1774141   SH    SOLE                           1774141
SEI Investment        COM         784117103   36557   1395304   SH    SOLE                           1395304
Starbucks             COM         855244109   92395   3586778   SH    SOLE                           3586778
Stryker               COM         863667101   28433    414176   SH    SOLE                            414176
Tiffany & Co.         COM         886547108   49043   1961721   SH    SOLE                           1961721
Veritas Software      COM         923436109     801     45550   SH    SOLE                             45550
Wal-Mart              COM         931142103   74275   1427548   SH    SOLE                           1427548
Walgreen              COM         931422109   49085   1665014   SH    SOLE                           1665014
Weight Watchers Intl  COM         948626106   20264    440036   SH    SOLE                            440036
Xilinx                COM         983919101     402     17170   SH    SOLE                             17170